PROVISION FOR ENVIRONMENTAL REHABILITATION	12 Months Ended
Dec. 31, 2022
Provision For Environmental Rehabilitation [Abstract]
PROVISION FOR ENVIRONMENTAL REHABILITATION	PROVISION FOR ENVIRONMENTAL REHABILITATION
The Company's provision for environmental rehabilitation results from mining equipment and previously mined property interests. The provision consists primarily of costs associated with mine reclamation and closure activities. These activities, which tend to be site specific, generally include costs for decommissioning the mill complex and related infrastructure, physical and chemical stability of the tailings area and, post-closure site security and monitoring costs. The Company considers such factors as changes in laws and regulations, and requirements under existing permits in determining the estimated costs. Such analysis is performed on an on-going basis.

The Company estimates that the undiscounted un-inflated value of the cash flows required to settle the provision is $8.6 million for the McCoy-Cove property, $1.8 million for the Granite Creek property, $67.5 million for the Lone Tree property, $18.1 million for the Ruby Hill property and $1.2 million for the Argenta property. In calculating the best estimate of the Company's provision, management used risk-free interest rates ranging from 3.88% to 4.14%. A reconciliation of the discounted provision is provided below:

	Argenta	McCoy-Cove	Granite Creek	Lone Tree	Ruby Hill	Total
Balance as at January 1, 2022	$—	$6,684	$2,394	$60,592	$23,179	$92,849
Acquisitions	1,170	—	—	77	—	1,247
Change in estimate capitalized	—	(84)	(995)	(13,066)	(10,704)	(24,849)
Accretion expense	—	212	74	1,917	798	3,001
Reclamation expenditures	—	—	—	(622)	—	(622)
Disposal	—	—	—	—	—	—
Balance as at December 31, 2022	1,170	6,812	1,473	48,898	13,273	71,626
Less current portion	398	—	—	548	—	946
Long-term portion	$772	$6,812	$1,473	$48,350	$13,273	$70,680

	South Arturo	McCoy-Cove	Granite Creek	Lone Tree	Ruby Hill	Total
Balance as at January 1, 2021	$3,427	$4,728	$—	$—	$—	$8,155
Acquisitions	—	—	2,051	60,475	23,208	85,734
Change in estimate capitalized	—	1,842	318	—	(80)	2,080
Accretion expense	44	114	25	117	51	351
Reclamation expenditures	—	—	—	—	—	—
Disposal	(3,471)	—	—	—	—	(3,471)
Balance as at December 31, 2021	—	6,684	2,394	60,592	23,179	92,849
Less current portion	—	—	—	—	—	—
Long-term portion	$—	$6,684	$2,394	$60,592	$23,179	$92,849